Retirement benefit obligations - Schedule of Defined Benefit Pension Expense (Details) - Defined contribution pension schemes - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Defined Benefit Pension Expense [Line Items]
Charge for the year	£ 88	£ 180	£ 213
Net interest amount	(208)	(95)	(29)
Settlements	0	0	1
Past service cost – plan amendments	5	4	11
Plan administration costs incurred during the year	35	34	38
Total defined benefit pension (credit) expense	£ (80)	£ 123	£ 234